SHAREHOLDERS' EQUITY AND REDEEMABLE EQUITY INTERESTS - Preferred Stock (Details) - $ / shares	Sep. 30, 2020	Jun. 30, 2020
SHAREHOLDERS' EQUITY AND REDEEMABLE EQUITY INTERESTS
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0